                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Basswood Partners, L.L.C.
Address:      645 Madison Avenue, 10th Floor
              New York, New York 10022



Form 13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum   New York, New York     November 14, 2000
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     83

Form 13F Information Table Value Total:     $586,522

The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Basswood Capital Management, LLC

         2         28-                      Bennett Lindenbaum

         3         28-                      Matthew Lindenbaum

                                                        BASSWOOD PARTNERS
                                                       COMBINATION REPORT
                                                          June 30, 2000

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   SEE          SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  INSTR. V     OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

American Express
  Co.(AXP)             Common    25816109        75,529       1,449                     X                    1,2,3         X
Ameritrade Holding
   Corp. (AMTD)        Common    03072H109      569,590      48,997                     X                    1,2,3         X
Associates First
  Capital (AFS)        Common    35100E104   25,231,867   1,130,840                     X                    1,2,3         X
Astoria Financial
  Corp.(ASFC)          Common    046265104    9,999,807     388,342                     X                    1,2,3         X
Banc One Corp. (ONE)   Common    06423A103   15,553,194     585,532                     X                    1,2,3         X
Bank of New York (BK)  Common    064057102    5,253,570     112,980                     X                    1,2,3         X
Bay View Capital
   Corp. (BVC)         Common    07262L101      912,484      92,992                     X                    1,2,3         X
Bear Stearns (BSC)     Common    073902108   20,224,981     485,885                     X                    1,2,3         X
Capital One Financial
   Corp. (COF)         Common    14040H105    1,891,386      42,384                     X                    1,2,3         X
Charter One Financial
   (CF)                Common    160903100       33,979       2,091                     X                    1,2,3         X
Citigroup Inc. (C)     Common    172967101    7,622,348     126,512                     X                    1,2,3         X
City National Corp.
   (CYN)               Common    178566105    2,183,273      62,828                     X                    1,2,3         X
Comerica, Inc. (CMA)   Common    200340107   14,232,824     317,166                     X                    1,2,3         X
Community State Bank
   (TNEK)              Common    204136105      459,573      42,999                     X                    1,2,3         X
Compucredit Corp.
  (CCRT)               Common    20478N100   11,571,210     385,707                     X                    1,2,3         X
Conseco Inc. (CNC)     Common    208464107       39,311       4,032                     X                    1,2,3         X
Countrywide Credit
   (CCR)               Common    222372104   14,154,422     466,950                     X                    1,2,3         X
Dun & Bradstreet
  Corp (DNB)           Common    26483B106   12,729,538     444,700                     X                    1,2,3         X
E*Trade Group, Inc.
   (EGRP)              Common    269246104    1,035,771      62,774                     X                    1,2,3         X
Edwards A G Inc.
   (AGE)               Common    281760108    5,850,000     150,000                     X                    1,2,3         X
Fifth Third Bancorp


                                4




  (FITB)               Common    316773100    4,315,674      68,232                     X                    1,2,3         X
Financial Federal
  Corp. (FIF)          Common    317492106    5,297,394     304,886                     X                    1,2,3         X
Finova Corp. (FNV)     Common    317928109    1,207,856      92,912                     X                    1,2,3         X
First Financial
  Fund (FF)            Common    320228109    1,184,568     145,793                     X                    1,2,3         X
First Union Corp.
  (FTU)                Common    337358105      687,852      27,722                     X                    1,2,3         X
Freddie Mac (FRE)      Common    313400301   18,102,893     446,985                     X                    1,2,3         X
Golden State Bancorp
   (GSB)               Common    381197102    1,063,728      59,096                     X                    1,2,3         X
Hibernia Corp (HIB)    Common    428656102      218,098      20,055                     X                    1,2,3         X
Household Inter-
  national (HI)        Common    441815107      503,280      12,109                     X                    1,2,3         X
IMC Mortgage Co.
   (IMCC)              Common    449923101       13,161     263,216                     X                    1,2,3         X
Imperial Bancorp
  (IMP)                Common    452556103       73,117       4,698                     X                    1,2,3         X
M&T Bank Corporation
  (MTB)                Common    55261F104    6,219,900      13,822                     X                    1,2,3         X
MBNA Corp. (KRB)       Common    55262L100   15,838,911     583,923                     X                    1,2,3         X
Mellon Financial
  Corp. (MEL)          Common    58551A108   13,114,658     359,922                     X                    1,2,3         X
Merrill Lynch Co.
  (MER)                Common    590188108   21,734,770     188,998                     X                    1,2,3         X
Metris Companies,
   Inc. (MXT)          Common    591598107      922,816      36,729                     X                    1,2,3         X
National City Corp.
  (NCC)                Common    635405103      200,109      11,728                     X                    1,2,3         X
National Discount
  Brokers (NDB)        Common    635646102       62,539       1,962                     X                    1,2,3         X
Nextcard, Inc. (NXCD)  Common    65332K107       25,305       2,977                     X                    1,2,3         X
Northern Trust
  Corp. (NTRS)         Common    665859104   13,274,116     204,021                     X                    1,2,3         X
Pacific Capital
  Bancorp (SABB)       Common    69404P101    1,390,621      55,486                     X                    1,2,3         X
Pacificamerica Money
   Center Inc. (PAMME) Common    694935107          247       2,658                     X                    1,2,3         X
Paine Webber Group
  Inc. (PWJ)           Common    695629105    8,298,199     182,378                     X                    1,2,3         X
Progressive Corp.
  (PGR)                Common    743315103   10,966,652     148,198                     X                    1,2,3         X
Providian Financial
   Corp. (PVN)         Common    74406A102   24,609,870     273,442                     X                    1,2,3         X
Southern Pacific Funding
  Corp.(SFCFQ)         Common    843576109        4,063     162,529                     X                    1,2,3         X
Sovereign Bancorp
  (SVRN)               Common    845905108    5,674,600     807,060                     X                    1,2,3         X
State Street
  Corp. (STT)          Common    857477103   14,388,333     135,659                     X                    1,2,3         X
Summit Bancorp (SUB)   Common    866005101   23,528,695     955,480                     X                    1,2,3         X


                                5




TCF Financial Corp.
   (TCB)               Common    872275102   14,165,834     551,468                     X                    1,2,3         X
Toll Brothers Inc.
   (TOL)               Common    889478103    4,009,800     195,600                     X                    1,2,3         X
Toronto Dominion
  Bank (TD)            Common    891160509    1,208,234      49,696                     X                    1,2,3         X
UnionBancal Corp. (UB) Common    908906100       16,873         909                     X                    1,2,3         X
United Companies
  Financial Corp.
  (UCFNQ)              Common    909870107        7,966     150,305                     X                    1,2,3         X
US Bancorp (USB)       Common    902973106   16,480,214     856,115                     X                    1,2,3         X
Wachovia Corp. (WB)    Common    929771103    1,042,685      19,220                     X                    1,2,3         X
Washington Federal
  Savings & Loan(WFSL) Common    938824109       76,030       4,166                     X                    1,2,3         X
Washington Mutual (WM) Common    939322103   18,169,367     629,242                     X                    1,2,3         X
Wells Fargo & CO (WFC) Common    949746101   18,793,673     484,998                     X                    1,2,3         X
Westamerica
  Bancorp.(WABC)       Common    957090103    6,040,910     231,231                     X                    1,2,3         X


































                                6
00705001.AR4